Inventory (Tables)	6 Months Ended
Nov. 30, 2016
Inventory Disclosure [Abstract]
Inventory

	November 30, 2016	May 31, 2016
Raw materials	$522,315	$511,530
Work-in-process	9,434,672	8,639,068
Finished goods	719,480	554,358
	10,676,467	9,704,956
Less allowance for obsolescence	100,000	100,000
	$10,576,467	$9,604,956